Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.83864%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,351,664.02

Principal:
Principal Collections	$25,252,951.75
Prepayments in Full	$11,118,016.15
Liquidation Proceeds	$747,801.90
Recoveries	$102,670.45
Sub Total	$37,221,440.25
Collections	$39,573,104.27

Purchase Amounts:
Purchase Amounts Related to Principal	$512,812.81
Purchase Amounts Related to Interest	$3,717.78
Sub Total	$516,530.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,089,634.86

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,089,634.86
Servicing Fee	$744,520.62	$744,520.62	$0.00	$0.00	$39,345,114.24
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,345,114.24
Interest - Class A-2a Notes	$49,381.84	$49,381.84	$0.00	$0.00	$39,295,732.40
Interest - Class A-2b Notes	$41,320.53	$41,320.53	$0.00	$0.00	$39,254,411.87
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$37,316,662.54
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$36,715,449.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,715,449.04
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$36,516,889.79
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,516,889.79
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$36,379,560.29
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,379,560.29
Regular Principal Payment	$33,840,025.17	$33,840,025.17	$0.00	$0.00	$2,539,535.12
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,539,535.12
Residual Released to Depositor	$0.00	$2,539,535.12	$0.00	$0.00	$0.00
Total		$40,089,634.86

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,840,025.17
Total					$33,840,025.17

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$13,110,223.19	$41.09	$49,381.84	$0.15	$13,159,605.03	$41.24
Class A-2b Notes	$8,218,545.14	$41.09	$41,320.53	$0.21	$8,259,865.67	$41.30
Class A-3 Notes	$12,511,256.84	$24.10	$1,937,749.33	$3.73	$14,449,006.17	$27.83
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$33,840,025.17	$21.43	$2,965,553.95	$1.88	$36,805,579.12	$23.31

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$13,110,223.19	0.0410927	$0.00	0.0000000
Class A-2b Notes	$8,218,545.14	0.0410927	$0.00	0.0000000
Class A-3 Notes	$519,040,000.00	1.0000000	$506,528,743.16	0.9758954
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$776,488,768.33	0.4917785	$742,648,743.16	0.4703464

Pool Information
Weighted Average APR	3.421%	3.429%
Weighted Average Remaining Term	40.04	39.24
Number of Receivables Outstanding	36,849	36,077
Pool Balance	$893,424,748.33	$855,124,356.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$816,732,248.69	$782,317,717.65
Pool Factor	0.5119024	0.4899575

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$72,806,639.13
Targeted Overcollateralization Amount	$112,475,613.62
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$112,475,613.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		95	$668,808.94
(Recoveries)		46	$102,670.45
Net Loss for Current Collection Period			$566,138.49
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7604%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5998%
Second Prior Collection Period			0.7238%
Prior Collection Period			0.7553%
Current Collection Period			0.7771%
Four Month Average (Current and Prior Three Collection Periods)			0.7140%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,244	$6,867,467.51
(Cumulative Recoveries)			$594,844.91
Cumulative Net Loss for All Collection Periods			$6,272,622.60
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3594%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,520.47
Average Net Loss for Receivables that have experienced a Realized Loss			$5,042.30

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05%	271	$9,000,833.14
61-90 Days Delinquent	0.22%	50	$1,867,762.81
91-120 Days Delinquent	0.03%	7	$262,162.58
Over 120 Days Delinquent	0.10%	22	$837,398.04
Total Delinquent Receivables	1.40%	350	$11,968,156.57

Repossession Inventory:
Repossessed in the Current Collection Period		11	$366,648.23
Total Repossessed Inventory		23	$797,394.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2450%
Prior Collection Period			0.2117%
Current Collection Period			0.2190%
Three Month Average			0.2252%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3470%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2024
Payment Date	4/15/2024
Transaction Month	19

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$3,032,678.61
2 Months Extended	129	$4,623,026.74
3+ Months Extended	24	$863,589.45

Total Receivables Extended	239	$8,519,294.80
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer